Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
Kirr, Marbach Partners Value Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Kirr Marbach Partners Value Fund
Average Annual Return, Percent	37.22%	12.09%	8.00%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	36.35%	15.98%	13.38%